Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Beginning balance	₩ 266,373	₩ 287,101
Additions (reversals)	252,259	211,214
Usage	(259,153)	(231,942)
Ending balance	259,479	266,373
Current	173,322	173,431
Non-current	86,157	92,942
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	257,126	272,195
Additions (reversals)	251,395	216,873
Usage	(259,153)	(231,942)
Ending balance	249,368	257,126
Current	163,211	164,184
Non-current	86,157	92,942
Litigation and claims [member]
Disclosure of other provisions [Line Items]
Additions (reversals)	1,680
Ending balance	1,680
Current	1,680
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	9,247	14,906
Additions (reversals)	(816)	(5,659)
Ending balance	8,431	9,247
Current	₩ 8,431	₩ 9,247